Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds VII, Inc.
Entity Central Index Key	0000889169
Document Period End Date	Jul. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class A
Trading Symbol	BYSAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class D
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class D
Trading Symbol	DSTIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class I
Trading Symbol	BYSIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Short Term Income Fund
Class Name	Class Y
Trading Symbol	BYSYX
Shareholder Report Annual or Semi-Annual	annual shareholder report
BNY Mellon Short Term Income Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$64	0.62%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 64	[1]
Expense Ratio, Percent	0.62%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class A shares returned 6.70%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $10,000 Years Ended 7/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	4.06%	1.15%	1.06%
without Sales Charge	6.70%	1.67%	1.31%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

Periods prior to the inception date of the Fund's Class A shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 96,000,000
Holdings Count	316
Advisory Fees Paid, Amount	$ 71,017
Portfolio Turnover	68.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Short Term Income Fund | Class D
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D*	$59	0.57%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 59	[2]
Expense Ratio, Percent	0.57%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class D shares returned 6.75%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $10,000 Years Ended 7/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class D shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Share Class	1YR	5YR	10YR
Class D Shares	6.75%	1.76%	1.35%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 96,000,000
Holdings Count	316
Advisory Fees Paid, Amount	$ 71,017
Portfolio Turnover	68.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Short Term Income Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$40	0.39%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 40	[3]
Expense Ratio, Percent	0.39%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class I shares returned 6.96%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $10,000 Years Ended 7/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	6.96%	1.87%	1.41%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

Periods prior to the inception date of the Fund's Class I shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 96,000,000
Holdings Count	316
Advisory Fees Paid, Amount	$ 71,017
Portfolio Turnover	68.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Short Term Income Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about BNY Mellon Short Term Income Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$38	0.37%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 38	[4]
Expense Ratio, Percent	0.37%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

• For the 12-month period ended July 31, 2024, the Fund’s Class Y shares returned 6.84%.

• In comparison, the ICE BofA 1-5 Year U.S. Corporate/Government Index returned 5.89% for the same period.

What affected the Fund’s performance?

• Interest rates and credit spreads initially rose, then fell dramatically as the U.S. Federal Reserve began to pivot from a tightening posture to an easing one amid moderating inflation.

• The Fund repositioned after the initial yield move, increasing its allocation to spread products to boost its yield and spread advantage.

• The Fund outperformed its Index primarily due to overweight exposure to high yield and investment-grade corporates and securitized bonds, which produced strong excess returns.

• Security selection within the banking, gaming and energy sectors were the strongest drivers of return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from August 1, 2014 through July 31, 2024 Initial Investment of $1,000,000 Years Ended 7/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg U.S. Aggregate Bond Index (a broad-based index) and ICE BofA 1-5 Year U.S. Corporate/Government Index on 7/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (AS OF 7/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	6.84%	1.85%	1.40%
Bloomberg U.S. Aggregate Bond Index (broad-based index)*	5.10%	0.19%	1.61%
ICE BofA 1-5 Year U.S. Corporate/Government Index	5.89%	1.37%	1.62%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of July, 31, 2024.

Periods prior to the inception date of the Fund's Class Y shares (5/6/2022) reflect the performance of the Fund’s Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class Y shares.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bnymellon.com/literaturecenter.
Net Assets	$ 96,000,000
Holdings Count	316
Advisory Fees Paid, Amount	$ 71,017
Portfolio Turnover	68.59%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$96	316	$71,017	68.59%

Holdings [Text Block]	Portfolio Holdings (as of 7/31/24) Allocation of Holdings (Based on Net Assets) Sector Allocation (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.